Organization and Principal Activities (Details)	Aug. 25, 2025 shares	Aug. 15, 2025 SGD ($) shares	Aug. 11, 2025 shares	Jun. 16, 2025 USD ($) shares	Jun. 06, 2025 shares	May 29, 2025 shares	May 23, 2025 shares	Apr. 25, 2025 $ / shares shares	Apr. 03, 2025 shares	May 07, 2025	Mar. 12, 2025
Organization and Principal Activities [Line Items]
Consideration of cash (in Dollars) | $		$ 161,500
Mr. Ling Ngai Lok [Member]
Organization and Principal Activities [Line Items]
Subsidiary company issued and outstanding shares								10,000
Purchase price per share (in Dollars per share) | $ / shares								$ 1
Solomon Global Asset Management Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interests											100.00%
Securities Purchase Agreements [Member]
Organization and Principal Activities [Line Items]
Purchase ordinary share		190,000
Percentage of issued and paid-up share capital		19.00%
Cayman Islands [Member] | Mr.Ling Ngai Lok and Mr.Haokang Zhu [Member]
Organization and Principal Activities [Line Items]
Subsidiary company holding shares	32,000
Subsidiary company issued and outstanding shares	50,000
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Aggregate shares					2,000,000	20,000,000	10,606,060		500,000
Class A Ordinary Shares [Member] | Securities Purchase Agreements [Member]
Organization and Principal Activities [Line Items]
Subsidiary company's purchase price per share (in Dollars) | $				$ 7,500,000
Aggregate shares			106,779,926	7,500,000
Shares received by each person				3,750,000
Class B Ordinary Shares [Member] | Securities Purchase Agreements [Member]
Organization and Principal Activities [Line Items]
Aggregate shares			23,331,599
Solomon Global Asset Management Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of owned subsidiary company										100.00%
Solowin Investment Limited [Member] | Mr. Ling Ngai Lok [Member]
Organization and Principal Activities [Line Items]
Percentage of owned subsidiary company								40.00%
Subsidiary company holding shares								4,000
Subsidiary company issued and outstanding shares								10,000
Tiger Coin (Hong Kong) Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of owned subsidiary company				48.00%
Tiger Coin (Hong Kong) Limited [Member] | Securities Purchase Agreements [Member]
Organization and Principal Activities [Line Items]
Percentage of owned subsidiary company				48.00%
Subsidiary company's purchase price per share (in Dollars) | $				$ 7,500,000
Aggregate shares				4,800
Tiger Coin (Hong Kong) Limited [Member] | Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Subsidiary company's purchase price per share (in Dollars) | $				$ 7,500,000
AlloyX Limited [Member] | Securities Purchase Agreements [Member]
Organization and Principal Activities [Line Items]
Percentage of owned subsidiary company			100.00%
AX Coin Limited [Member] | Cayman Islands [Member] | Mr.Ling Ngai Lok and Mr.Haokang Zhu [Member]
Organization and Principal Activities [Line Items]
Percentage of owned subsidiary company	64.00%